Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill

13.  Goodwill

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	444,933	543,655	532,130
Acquisition of subsidiaries	103,136	—	329,424
Disposal	(4,326)	(11,585)	—
Foreign exchange difference	(88)	60	29

Balance as of December 31	543,655	532,130	861,583

The Group’s goodwill impairment is tested at the reporting unit level, i.e. advertising and subscription business, transaction services business and digital marketing solutions business. As of December 31, 2019, the fair value of each reporting unit exceeded its carrying amount and no reporting units were at risk of failing the impairment test. As a result, no impairment charge was recognized.

As of December 31, 2018
	Advertising and	Transaction	Digital
	subscription	services	marketing
	business	business	solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	327,754	105,131	99,245	532,130

As of December 31, 2019
	Advertising and	Transaction	Digital
	subscription	services	marketing
	business	business	solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	656,678	105,631	99,274	861,583